Taxation - Summary of Loss by Tax Jurisdictions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss (income) from Mainland China operations	¥ (102,888)		¥ 109,968	¥ 2,616,828
Total loss before tax and share of loss of equity-method investments	442	$ 61	148,406	2,573,249
Other
Operating Loss Carryforwards [Line Items]
(Income) loss from foreign operations	5,538		(3,214)	9,579
Hong Kong | Foreign
Operating Loss Carryforwards [Line Items]
(Income) loss from foreign operations	72,313		(72)	167,207
Cayman | Foreign
Operating Loss Carryforwards [Line Items]
(Income) loss from foreign operations	¥ 25,479		¥ 41,724	¥ (220,365)